FROST FAMILY OF FUNDS

PROSPECTUS

October 21, 2019

FROST GLOBAL BOND FUND (FRVGX)

INVESTOR CLASS SHARES

INVESTMENT ADVISER:

FROST INVESTMENT ADVISORS, LLC

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus.
Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-71-FROST (1-877-713-7678). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Frost Funds if you invest directly with the Fund.

About This Prospectus

This Prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

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FROST GLOBAL BOND FUND

Investment Objective

The Frost Global Bond Fund (the “Fund”) seeks to maximize total return, consisting of income and capital appreciation.

Fund Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor Class Shares
Management Fees	0.50%
Distribution (12b-1) Fees	0.25%
Other Expenses[1]	1.01%
Total Annual Fund Operating Expenses	1.76%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.51)%
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	1.25%

1	Other Expenses are based on estimated amounts for the current fiscal year.
2	Frost Investment Advisors, LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding any class-specific expenses (e.g., Rule 12b-1 fees and shareholder servicing fees), interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.00% of the average daily net assets of the Fund's Investor Class Shares until November 30, 2020. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 30, 2020.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$127	$504

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced investment operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund’s portfolio will typically range within plus or minus three years of the Bloomberg Barclays Global Aggregate Bond Index (the "Index"), the Fund’s benchmark. As of September 30, 2019, the duration of the Fund's benchmark was 7.30 years. Accordingly, the average weighted duration of the Fund's portfolio would have been expected to range from 4.30 to 10.30 years as of such date. The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

The Adviser, in constructing and maintaining the Fund’s portfolio, employs the following five primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: determining an average interest rate target for the Fund based off analysis of duration and the yield curve; determining a best estimate of asset category allocations for the Fund; determining a balance of asset classes that offer the best potential performance given the Adviser’s estimates of economic growth, interest rate direction and relative value; determining the best credit sector allocation for the Fund, given those same inputs, defined by security ratings sourced from the national ratings agencies; and individual security selection. The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund typically invests in the following fixed income securities: sovereign government securities; governmental agency bonds; unsecured and secured corporate debt; asset-backed securities; municipal and other similar local regional government bonds; collateralized loan obligations; collateralized mortgage obligations, residential and commercial mortgage-backed securities, and mortgage-backed roll dollar transactions, all denominated in currency of origin. The Fund’s investments focus primarily on investment grade securities (rated in one of the four highest rating categories by a rating agency), but will also include securities rated below investment grade (“high yield” bonds) regularly. In addition, the Fund’s investments may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade. The Fund may also enter into repurchase agreements, hold commercial paper instruments and other cash like securities. The may also invest in options, futures contracts and swaps, including interest rate, currency and credit default swaps, to hedge risk and enhance returns. The Fund is not limited in the amount of assets it may invest in collateralized loan obligations.

Under normal circumstances, the Fund invests in at least three countries, including the United States, and invests a percentage of its net assets in securities of non-U.S. (including both developed and emerging market) issuers equal to at least the lesser of 40% (or, if conditions are not favorable, 30%) or the percentage of non-U.S. issuers in the Index. The Fund considers an issuer to be a non-U.S. issuer if: (i) it issues non-U.S. sovereign government debt; (ii) at least 50% of its assets are located outside of the U.S.; (iii) at least 50% of its revenue is generated outside of the U.S.; (iv) it is organized or maintains its principal place of business outside of the U.S.; or (v) its securities are traded principally outside of the U.S.

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Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. The Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Municipal Issuers Risk – There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Interest Rate Risk – As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund’s share price to fall.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency’s own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High Yield Bond Risk – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Market Risk – The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk – The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Asset-Backed and Mortgage-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

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Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Prepayment and Extension Risk – Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with corporate-backed, mortgage-backed and asset-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Collateralized Loan Obligations Risk – Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk. The Fund may be subject to substantial risk of loss from its collateralized loan obligation investments because the Fund is not limited in its ability to invest in such instruments.

Repurchase Agreements Risk – Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Commercial Paper Risk – Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Management Risk – The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Foreign Company/Emerging Markets Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (“SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

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Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Currency Risk — As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of options, futures contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk, leverage risk and liquidity risk are described elsewhere in this section. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

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Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Investment Adviser

Frost Investment Advisors, LLC

Portfolio Managers

Jeffery Elswick, Director of Fixed Income, Managing Director and Senior Fund Manager at Frost, has been a portfolio manager for the Fund since its inception in 2019. Mr. Elswick is supported by a team of appropriately trained, qualified analysts and fixed income traders.

Tim Tucker, Senior Fixed Income Research Analyst and Fund Co-Manager at Frost, has been a portfolio manager for the Fund since its inception in 2019.

Markie Atkission, Senior Fixed Income Trader and Co-Fund Manager at Frost, has been a portfolio manager for the Fund since its inception in 2019.

Purchase and Sale of Fund Shares

To purchase shares of the Fund for the first time, you must invest at least $2,500 ($1,500 for IRAs). Your subsequent investments in the Fund must be made in amounts of at least $500. Systematic planned contributions are required to be at least $100. The Fund reserves the right to waive the minimum investment amounts in its sole discretion.

If you own your shares directly, you may redeem your shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”) via Automated Clearing House (“ACH”) (subject to certain account minimums) or by contacting the Fund directly by mail at: Frost Funds, P.O. Box 219009, Kansas City, Missouri 64121-9009 (Express Mail Address: Frost Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, Missouri 64105) or telephone at 1-877-71-FROST.

If you own your shares through an account with a broker or other institution, contact that broker or institution to redeem your shares.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information about Risk

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goals. The judgments of the Adviser about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

The value of your investment in the Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Fixed Income Risk –The market values of fixed income investments change in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity, and during periods of rising interest rates, certain debt obligations with low interest rates may be extended beyond maturity. Current market conditions may pose heightened risks for the Fund. While interest rates in the U.S. are near historic lows, changes in government policy, including the Federal Reserve ending its quantitative easing program and beginning to raise the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

Foreign Security Emerging Markets Risk – Investments in securities of foreign companies or governments (including direct investments as well as investments through depositary receipts) can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from foreign securities.

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Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund's investments in emerging market and frontier market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Derivatives Risk — Derivatives are instruments that derive their value from an underlying security, financial asset, rate or an index. Examples of derivative instruments include futures contracts, forward contracts, options and swaps. Changes in the market value of a security that is a reference asset for a derivative instrument may not be proportionate to changes in the market value of the derivative instrument itself. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease. The Fund's use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund's performance. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Fund to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by some shareholders. These risks could cause the Fund to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund's counterparties to its derivative contracts present the same types of credit risk as issuers of fixed income securities.

Derivatives are also subject to a number of other risks described elsewhere in this prospectus. Derivatives transactions conducted outside of the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, may limit or restrict their use by the Funds, otherwise adversely affect their performance or disrupt markets.

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More Information about Fund Investments

The Fund’s investment objective may be changed without shareholder approval.

The investments and strategies described in this Prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments or other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for the Fund to achieve its investment objective.

This Prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of investments described in this Prospectus. In addition to the securities and other investments and strategies described in this Prospectus, the Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this Prospectus, are described in detail in the Fund's Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI, see the back cover of this Prospectus). Of course, there is no guarantee that the Fund will achieve its investment goals.

The Fund defines non-U.S. or foreign securities as securities issued by companies incorporated outside of the United States that do not maintain a headquarters or primary operation within the United States.

Information about Portfolio Holdings

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the SAI.

Investment Adviser

Frost Investment Advisors, LLC (the “Adviser”), a Delaware limited liability company formed in 2007, serves as the investment adviser to the Fund. The Adviser is a wholly owned non-banking subsidiary of Frost Bank. The Adviser’s principal place of business is located at 111 West Houston Street, P.O. Box 2509, San Antonio, Texas 78299-2509. The Adviser manages and supervises the investment of the Fund's assets on a discretionary basis. As of September 30, 2019, the Adviser had approximately $5.1 billion in assets under management.

The Board of Trustees (the “Board”) of Frost Family of Funds (the “Trust”) supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of the Fund:

Fund	Advisory Fee Rate
Frost Global Bond Fund	0.50%

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding any class-specific expenses (e.g., Rule 12b-1 fees and shareholder servicing fees), interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding the level set forth below (the “contractual expense limit”) until the initial term end date set forth below. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on the initial term end date.

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Fund	Contractual Expense Limitation	Initial Term End Date
Frost Global Bond Fund	1.00%	November 30, 2020

In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

A discussion regarding the basis for the Board’s approval of the investment advisory contract with the Adviser will be available in the Fund's Semi-Annual Report to Shareholders dated January 31, 2020, which will cover the period from the commencement of the Fund's operations to January 31, 2020.

Portfolio Managers

Jeffery Elswick, Director of Fixed Income and Managing Director at Frost, serves as Senior Fund Manager of the Fund. Mr. Elswick is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Elswick joined Frost Bank, the parent company of the Adviser, in 2006. Prior to joining Frost Bank, Mr. Elswick served as a fixed income portfolio manager, analyst and trader at Capital One Financial Corporation from 2000 to 2006. He received a Master of Science in finance degree and a Bachelor of Business Administration degree from Texas A&M University.

Tim Tucker, Senior Fixed Income Research Analyst at Frost, serves as Fund Co-Manager of the Fund. Mr. Tucker is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Tucker joined Frost Investment Advisors in 2011. Prior to joining Frost, he worked as a Director for THL Credit Group from 2007 to 2009. He received a Bachelor of Business Administration degree in finance with a minor in statistics from Southern Methodist University.

Markie Atkission, Senior Fixed Income Trader and Fund Manager at Frost, serves as Fund Co-Manager of the Fund. Mrs. Atkission is jointly and primarily responsible for the day-to day management of the Fund. Mrs. Atkission joined Frost Investments Advisors in 2006. She earned a Bachelor of Business Administration Degree in Finance from Texas Tech University.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Investor Class Shares of the Fund.

Investor Class Shares are for individual and institutional investors.

For information regarding the federal income tax consequences of transactions in shares of the Fund, including information about cost basis reporting, see “Taxes.”

How to Purchase Fund Shares

All investments must be made by check, wire or Automated Clearing House (“ACH”). All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks.

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The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see “Excessive Trading Policies and Procedures.”

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

By Mail

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the “Invest by Mail” stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the Fund name and the share class.

Regular Mail Address

Frost Funds

P.O. Box 219009

Kansas City, MO 64121-9009

Express Mail Address

Frost Funds

c/o DST Systems, Inc.

430 West 7th Street

Kansas City, MO 64105

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Fund's transfer agent. The share price used to fill the purchase order is the next price calculated by the Fund after the Fund’s transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

By Wire

To open an account by wire, call 1-877-71-FROST for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name, the share class and your account number).

Wiring Instructions

Wiring Instructions:

UMB Bank, N.A.

ABA# 101000695

Frost Funds

DDA Acct. #9872324900

Ref: Fund name/account number/account name/share class

By Systematic Investment Plan (Via ACH)

If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions from your account.

You may not open an account via ACH. However, once you have established an account, you can set up a systematic investment plan by mailing a completed application to the Fund. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $100. To cancel or change a plan, write to the Fund at Frost Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Frost Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105). Allow up to 15 days to create the plan and 3 days to cancel or change it.

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Purchases In-Kind

Subject to the approval of the Fund, an investor may purchase shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Fund reserves the right to amend or terminate this practice at any time.

Minimum Investments

You can open an account with the Fund with a minimum initial investment of $2,500 or a minimum initial investment for IRA accounts of $1,500 for Investor Class Shares. Minimum subsequent investments are required to be at least $500. Systematic planned contributions are required to be at least $100. The Fund reserves the right to waive the minimum investment amounts in its sole discretion.

How to Redeem Fund Shares

By Mail

To redeem shares by mail, you may contact the Fund directly at: Frost Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Frost Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105). Please send a letter to the Fund signed by all registered parties on the account specifying:

•	The Fund name;
•	The share class;
•	The account number;
•	The dollar amount or number of shares you wish to redeem;
•	The account name(s); and
•	The address to which redemption (sale) proceeds should be sent.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Fund’s transfer agent. The share price used to fill the sell order is the next price calculated by the Fund after the Fund's transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address of record has changed in the last 30 days, if you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that we must be provided with the original guarantee. Signature guarantees are for the protection of Fund shareholders. Before they grant a redemption request, the Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

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Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. The Fund participates in the Paperless Legal Program (the “Program”), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at 1-877-71-FROST for more information.

By Telephone

You must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application. Call 1-877-71-FROST to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank via wire or ACH.

By Systematic Withdrawal Plan (Via ACH)

If your account balance is at least $25,000, you may transfer as little as $100 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). To participate in this service, you must complete the appropriate sections of the account application and mail it to the Fund.

Exchanging Shares

At no charge, you may exchange Investor Class Shares of the Fund for Investor Class Shares of another fund in the Frost Funds complex by writing to or calling the Funds. At no charge, you may also convert Investor Class Shares of the Fund directly to Institutional Class Shares or A Class Shares of the Fund by writing to or calling the Fund, subject to the eligibility requirements and the fees and expenses of the share class you exchange into, as set forth in the applicable prospectus. You may only exchange or convert shares between accounts with identical registrations (i.e., the same names and addresses). A conversion between share classes of the Fund is not a taxable event.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see “Excessive Trading Policies and Procedures.”

Transaction Policies

Calculating Your Share Price

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.

You may buy or sell shares of the Fund on any Business Day. Requests to buy and sell shares of the Fund are processed at the NAV next computed after the Fund receives and accepts your order. The Fund calculates NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund or an authorized institution (defined below) must receive your order in proper form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper Medallion signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of the Fund’s assets may change on days when you are unable to purchase or redeem shares.

The NAV of a class of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of shares outstanding of the class. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

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Buying or Selling Shares through a Financial Intermediary

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by the Fund after the time NAV is calculated for a particular day will receive the following day’s NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption orders for Fund shares (“authorized institutions”). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution’s designee, receives the order. Orders will be priced at the Fund’s NAV next computed after they are received by an authorized institution or an authorized institution’s designee. To determine whether your financial intermediary is an authorized institution or an authorized institution’s designee such that it may act as agent on behalf of the Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

Payment of Redemption Proceeds

Normally, the Fund will send your sale proceeds within one Business Day after it receives your redemption request. The Fund, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions with the Fund. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take up to 15 days from your date of purchase).

The Fund typically expects to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, the Fund may also meet redemption requests by drawing on a line of credit, using short-term borrowings from its custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.

Redemptions In-Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders, the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). It is highly unlikely that your shares would ever be redeemed in-kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

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Involuntary Redemptions of Your Shares

If your account balance drops below $1,000 because of redemptions, you may be required to sell your shares. The Fund will provide you at least 30 days’ written notice to give you time to add to your account and avoid the involuntary redemption of your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the U.S. Securities and Exchange Commission (the “SEC”). More information about this is in the SAI.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

Payments to Financial Intermediaries

The Fund and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Fund and/or its shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or its respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information, please see “Payments to Financial Intermediaries” in the SAI.

Distribution Plan

The Funds have adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Investor Class Shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for Investor Class Shares of a Fund is 0.25%.

Other Payments by the Fund

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary, or (2) the number of Fund shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, distribution fees the Funds may pay to financial intermediaries pursuant to the Funds’ distribution plan.

Payments by the Adviser

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Fund. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with “shelf space,” placing its on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

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The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of the Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Other Policies

Excessive Trading Policies and Procedures

The Fund is intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund’s shares if the prices of the Fund’s foreign securities do not reflect their fair value. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Fund uses fair value pricing, see “Calculating Your Share Price.”

The Fund’s service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this Prospectus and approved by the Board. For purposes of applying these policies, the Fund’s service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include the following:

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• Shareholders are restricted from making more than five “round trips,” including exchanges into or out of the Fund, per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase or exchange into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

• The Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. The Fund has entered into “information sharing agreements” with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Fund. If the Fund or its service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Fund, the Fund or its service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of their customers. Based upon a review of that information, if the Fund or its service providers determine that the trading activity of any customer may be detrimental to the Fund, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. If the Fund is not satisfied that the intermediary has taken appropriate action, the Fund may terminate the intermediary’s ability to transact in Fund shares. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

The Fund and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Fund. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Fund to identify or prevent all such trading by a financial intermediary’s customers. Please contact your financial intermediary for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

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Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, the Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or “RPO,” as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the applicable Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. A completed designation form may be mailed to the Fund (if shares are held directly with the Fund) or to the shareholder's financial intermediary (if shares are not held directly with the Fund).

More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-877-71-FROST.

Dividends and Distributions

Normally, the Fund distributes its net investment income, if any, monthly and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

The Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

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Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. The following is a summary of the U.S. federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

The recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules only applicable to regulated investment companies (“RICs”), such as the Fund. The Tax Act, however, makes numerous other changes to the tax rules that may affect shareholders and the Fund. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Fund.

The Fund intends to qualify as a RIC as defined in Section 851 of the Internal Revenue Code of 1986, as amended. See the SAI for more information regarding the RIC qualification tests.

The Fund intends to distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions that are reported by the Fund as long-term capital gains and as qualified dividend income are generally taxable at the rates applicable to long-term capital gains and currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). Distributions from the Fund are not expected to qualify for the reduced tax rates on qualified dividend income.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should be avoided by taxable investors. Call 1-877-71-FROST to find out when the Fund expects to make a distribution to shareholders.

Each sale of shares of the Fund may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions or disallowed to the extent of the amount of exempt interest dividends received with respect to those shares.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association (“Ginnie Mae”) or Federal National Mortgage Association (“Fannie Mae”) securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

19

The Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review the cost basis information provided to them by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

To the extent that the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of the Fund consist of foreign securities, the Fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Because each shareholder's tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Fund.

More information about taxes is in the SAI.

Additional Information

The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This Prospectus and the SAI provide information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this Prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

20

Financial Highlights

Because the Fund had not commenced operations during the fiscal year ended July 31, 2019, financial highlights are not available.

21

FROST FAMILY OF FUNDS

Investment Adviser

Frost Investment Advisors, LLC

111 West Houston Street

P.O. Box 2509

San Antonio, Texas 78299-2509

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

More information about the Fund is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI, dated October 21, 2019, as it may be amended from time to time, includes detailed information about the Fund and Frost Family of Funds. The SAI is on file with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Annual and Semi-Annual Reports: These reports contain information from the Adviser about investment strategies, recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund’s holdings and detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	1-877-71-FROST (1-877-713-7678)

By Mail:	Frost Funds
P.O. Box 219009
Kansas City, MO 64121-9009

By Internet:	www.frostbank.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about Frost Family of Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Frost Family of Funds' Investment Company Act registration number is 811-23410.

FIA-PS-002-1300

FROST FAMILY OF FUNDS

PROSPECTUS

October 21, 2019

FROST GLOBAL BOND FUND (FRAVX)

A CLASS SHARES

INVESTMENT ADVISER:

FROST INVESTMENT ADVISORS, LLC

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus.
Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-71-FROST (1-877-713-7678). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Frost Funds if you invest directly with the Fund.

About This Prospectus

This Prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

i

FROST GLOBAL BOND FUND

Investment Objective

The Frost Global Bond Fund (the “Fund”) seeks to maximize total return, consisting of income and capital appreciation.

Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in A Class Shares of the Frost Funds. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 18 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)

A Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

1	A Class Shares purchased without an initial sales charge may be subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	A Class Shares
Management Fees		0.50%
Distribution (12b-1) Fees		0.25%
Other Expenses		1.16%
Shareholder Servicing Fees	0.15%
Other Operating Expenses[1]	1.01%
Total Annual Fund Operating Expenses		1.91%
Less Fee Reductions and/or Expense Reimbursements[2]		(0.51)%
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements		1.40%

1	Other Operating Expenses are based on estimated amounts for the current fiscal year.
2	Frost Investment Advisors, LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding any class-specific expenses (e.g., Rule 12b-1 fees and shareholder servicing fees), interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.00% of the average daily net assets of the Fund's A Class Shares until November 30, 2020. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 30, 2020.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$389	$787

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced investment operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund’s portfolio will typically range within plus or minus three years of the Bloomberg Barclays Global Aggregate Bond Index (the "Index"), the Fund’s benchmark. As of September 30, 2019, the duration of the Fund's benchmark was 7.30 years. Accordingly, the average weighted duration of the Fund's portfolio would have been expected to range from 4.30 to 10.30 years as of such date. The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

The Adviser, in constructing and maintaining the Fund’s portfolio, employs the following five primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: determining an average interest rate target for the Fund based off analysis of duration and the yield curve; determining a best estimate of asset category allocations for the Fund; determining a balance of asset classes that offer the best potential performance given the Adviser’s estimates of economic growth, interest rate direction and relative value; determining the best credit sector allocation for the Fund, given those same inputs, defined by security ratings sourced from the national ratings agencies; and individual security selection. The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund typically invests in the following fixed income securities: sovereign government securities; governmental agency bonds; unsecured and secured corporate debt; asset-backed securities; municipal and other similar local regional government bonds; collateralized loan obligations; collateralized mortgage obligations, residential and commercial mortgage-backed securities, and mortgage-backed roll dollar transactions, all denominated in currency of origin. The Fund’s investments focus primarily on investment grade securities (rated in one of the four highest rating categories by a rating agency), but will also include securities rated below investment grade (“high yield” bonds) regularly. In addition, the Fund’s investments may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade. The Fund may also enter into repurchase agreements, hold commercial paper instruments and other cash like securities. The may also invest in options, futures contracts and swaps, including interest rate, currency and credit default swaps, to hedge risk and enhance returns. The Fund is not limited in the amount of assets it may invest in collateralized loan obligations.

Under normal circumstances, the Fund invests in at least three countries, including the United States, and invests a percentage of its net assets in securities of non-U.S. (including both developed and emerging market) issuers equal to at least the lesser of 40% (or, if conditions are not favorable, 30%) or the percentage of non-U.S. issuers in the Index. The Fund considers an issuer to be a non-U.S. issuer if: (i) it issues non-U.S. sovereign government debt; (ii) at least 50% of its assets are located outside of the U.S.; (iii) at least 50% of its revenue is generated outside of the U.S.; (iv) it is organized or maintains its principal place of business outside of the U.S.; or (v) its securities are traded principally outside of the U.S.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. The Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Municipal Issuers Risk – There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Interest Rate Risk – As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund’s share price to fall.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency’s own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High Yield Bond Risk – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Market Risk – The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk – The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Asset-Backed and Mortgage-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Prepayment and Extension Risk – Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with corporate-backed, mortgage-backed and asset-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Collateralized Loan Obligations Risk – Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk. The Fund may be subject to substantial risk of loss from its collateralized loan obligation investments because the Fund is not limited in its ability to invest in such instruments.

Repurchase Agreements Risk – Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Commercial Paper Risk – Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Management Risk – The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Foreign Company/Emerging Markets Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (“SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Currency Risk — As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of options, futures contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk, leverage risk and liquidity risk are described elsewhere in this section. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Investment Adviser

Frost Investment Advisors, LLC

Portfolio Managers

Jeffery Elswick, Director of Fixed Income, Managing Director and Senior Fund Manager at Frost, has been a portfolio manager for the Fund since its inception in 2019. Mr. Elswick is supported by a team of appropriately trained, qualified analysts and fixed income traders.

Tim Tucker, Senior Fixed Income Research Analyst and Fund Co-Manager at Frost, has been a portfolio manager for the Fund since its inception in 2019.

Markie Atkission, Senior Fixed Income Trader and Co-Fund Manager at Frost, has been a portfolio manager for the Fund since its inception in 2019.

Purchase and Sale of Fund Shares

To purchase A Class Shares of the Fund for the first time, you must invest at least $1,000. Your subsequent investments in A Class Shares of the Fund must be made in amounts of at least $500. Systematic planned contributions are required to be at least $50. The Fund reserves the right to waive the minimum investment amounts in its sole discretion.

If you own your shares directly, you may redeem your shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”) via Automated Clearing House (“ACH”) (subject to certain account minimums) or by contacting the Fund directly by mail at: Frost Funds, P.O. Box 219009, Kansas City, Missouri 64121-9009 (Express Mail Address: Frost Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, Missouri 64105) or telephone at 1-877-71-FROST.

If you own your shares through an account with a broker or other institution, contact that broker or institution to redeem your shares.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information about Risk

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goals. The judgments of the Adviser about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

The value of your investment in the Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Fixed Income Risk –The market values of fixed income investments change in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity, and during periods of rising interest rates, certain debt obligations with low interest rates may be extended beyond maturity. Current market conditions may pose heightened risks for the Fund. While interest rates in the U.S. are near historic lows, changes in government policy, including the Federal Reserve ending its quantitative easing program and beginning to raise the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

Foreign Security Emerging Markets Risk – Investments in securities of foreign companies or governments (including direct investments as well as investments through depositary receipts) can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from foreign securities.

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund's investments in emerging market and frontier market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Derivatives Risk — Derivatives are instruments that derive their value from an underlying security, financial asset, rate or an index. Examples of derivative instruments include futures contracts, forward contracts, options and swaps. Changes in the market value of a security that is a reference asset for a derivative instrument may not be proportionate to changes in the market value of the derivative instrument itself. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease. The Fund's use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund's performance. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Fund to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by some shareholders. These risks could cause the Fund to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund's counterparties to its derivative contracts present the same types of credit risk as issuers of fixed income securities.

Derivatives are also subject to a number of other risks described elsewhere in this prospectus. Derivatives transactions conducted outside of the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, may limit or restrict their use by the Funds, otherwise adversely affect their performance or disrupt markets.

More Information about Fund Investments

The Fund’s investment objective may be changed without shareholder approval.

The investments and strategies described in this Prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments or other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for the Fund to achieve its investment objective.

This Prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of investments described in this Prospectus. In addition to the securities and other investments and strategies described in this Prospectus, the Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this Prospectus, are described in detail in the Fund's Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI, see the back cover of this Prospectus). Of course, there is no guarantee that the Fund will achieve its investment goals.

The Fund defines non-U.S. or foreign securities as securities issued by companies incorporated outside of the United States that do not maintain a headquarters or primary operation within the United States.

Information about Portfolio Holdings

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the SAI.

Investment Adviser

Frost Investment Advisors, LLC (the “Adviser”), a Delaware limited liability company formed in 2007, serves as the investment adviser to the Fund. The Adviser is a wholly owned non-banking subsidiary of Frost Bank. The Adviser’s principal place of business is located at 111 West Houston Street, P.O. Box 2509, San Antonio, Texas 78299-2509. The Adviser manages and supervises the investment of the Fund's assets on a discretionary basis. As of September 30, 2019, the Adviser had approximately $5.1 billion in assets under management.

The Board of Trustees (the “Board”) of Frost Family of Funds (the “Trust”) supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of the Fund:

Fund	Advisory Fee Rate
Frost Global Bond Fund	0.50%

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding any class-specific expenses (e.g., Rule 12b-1 fees and shareholder servicing fees), interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding the level set forth below (the “contractual expense limit”) until the initial term end date set forth below. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on the initial term end date.

Fund	Contractual Expense Limitation	Initial Term End Date
Frost Global Bond Fund	1.00%	November 30, 2020

In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

A discussion regarding the basis for the Board’s approval of the investment advisory contract with the Adviser will be available in the Fund's Semi-Annual Report to Shareholders dated January 31, 2020, which will cover the period from the commencement of the Fund's operations to January 31, 2020.

Portfolio Managers

Jeffery Elswick, Director of Fixed Income and Managing Director at Frost, serves as Senior Fund Manager of the Fund. Mr. Elswick is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Elswick joined Frost Bank, the parent company of the Adviser, in 2006. Prior to joining Frost Bank, Mr. Elswick served as a fixed income portfolio manager, analyst and trader at Capital One Financial Corporation from 2000 to 2006. He received a Master of Science in finance degree and a Bachelor of Business Administration degree from Texas A&M University.

Tim Tucker, Senior Fixed Income Research Analyst at Frost, serves as Fund Co-Manager of the Fund. Mr. Tucker is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Tucker joined Frost Investment Advisors in 2011. Prior to joining Frost, he worked as a Director for THL Credit Group from 2007 to 2009. He received a Bachelor of Business Administration degree in finance with a minor in statistics from Southern Methodist University.

Markie Atkission, Senior Fixed Income Trader and Fund Manager at Frost, serves as Fund Co-Manager of the Fund. Mrs. Atkission is jointly and primarily responsible for the day-to day management of the Fund. Mrs. Atkission joined Frost Investments Advisors in 2006. She earned a Bachelor of Business Administration Degree in Finance from Texas Tech University.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange A Class Shares of the Fund.

The Fund also offer Investor Class Shares that are not subject to sales charges with a minimum initial investment of $2,500. Because Investor Class Shares will always be a more favorable investment than A Class Shares for investments of $2,500 or more, the Funds will take reasonable steps to identify and reject a purchase order placed directly with the Funds for A Class Shares in the amount of $2,500 or more. The Funds generally cannot identify such investments made through financial intermediaries, and, therefore, cannot monitor the minimum amounts of these investments.

For information regarding the federal income tax consequences of transactions in shares of the Fund, including information about cost basis reporting, see “Taxes.”

How to Purchase Fund Shares

All investments must be made by check, wire or ACH. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see “Excessive Trading Policies and Procedures.”

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

By Mail

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the “Invest by Mail” stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the Fund name and the share class.

Regular Mail Address

Frost Funds

P.O. Box 219009

Kansas City, MO 64121-9009

Express Mail Address

Frost Funds

c/o DST Systems, Inc.

430 West 7th Street

Kansas City, MO 64105

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Fund's transfer agent. The share price used to fill the purchase order is the next price calculated by the Fund after the Fund’s transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

By Wire

To open an account by wire, call 1-877-71-FROST for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name, the share class and your account number).

Wiring Instructions

Wiring Instructions:

UMB Bank, N.A.

ABA# 101000695

Frost Funds

DDA Acct. #9872324900

Ref: Fund name/account number/account name/share class

By Systematic Investment Plan (Via ACH)

If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions from your account.

You may not open an account via ACH. However, once you have established an account, you can set up a systematic investment plan by mailing a completed application to the Fund. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $50. To cancel or change a plan, write to the Fund at Frost Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Frost Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105). Allow up to 15 days to create the plan and 3 days to cancel or change it.

Purchases In-Kind

Subject to the approval of the Fund, an investor may purchase shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Fund reserves the right to amend or terminate this practice at any time.

Minimum Investments

You can open an account with the Fund with a minimum initial investment of $1,000 for A Class Shares. Minimum subsequent investments for A Class Shares are required to be at least $500. Systematic planned contributions are required to be at least $50. The Fund reserves the right to waive the minimum investment amounts in its sole discretion.

How to Redeem Fund Shares

By Mail

To redeem shares by mail, you may contact the Fund directly at: Frost Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Frost Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105). Please send a letter to the Fund signed by all registered parties on the account specifying:

•	The Fund name;

•	The share class;

•	The account number;

•	The dollar amount or number of shares you wish to redeem;

•	The account name(s); and

•	The address to which redemption (sale) proceeds should be sent.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Fund’s transfer agent. The share price used to fill the sell order is the next price calculated by the Fund after the Fund's transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address of record has changed in the last 30 days, if you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that we must be provided with the original guarantee. Signature guarantees are for the protection of Fund shareholders. Before they grant a redemption request, the Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. The Fund participates in the Paperless Legal Program (the “Program”), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at 1-877-71-FROST for more information.

By Telephone

You must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application. Call 1-877-71-FROST to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank via wire or ACH.

By Systematic Withdrawal Plan (Via ACH)

If your account balance is at least $25,000, you may transfer as little as $100 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). To participate in this service, you must complete the appropriate sections of the account application and mail it to the Fund.

Exchanging Shares

At no charge, you may exchange A Class Shares of the Fund for A Class Shares of another fund in the Frost Funds complex by writing to or calling the Fund. At no charge, you may also convert A Class Shares of the Fund directly to Institutional Class Shares or Investor Class Shares of the Fund by writing to or calling the Fund, subject to the eligibility requirements and the fees and expenses of the share class you exchange into, as set forth in the applicable prospectus. You may only exchange or convert shares between accounts with identical registrations (i.e., the same names and addresses). A conversion between share classes of the Fund is not a taxable event.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see “Excessive Trading Policies and Procedures.”

Transaction Policies

Calculating Your Share Price

Net asset value (“NAV”) for one Fund share is the value of that share’s portion of the net assets of that Fund.

You may buy or sell shares of the Fund on any Business Day. Requests to buy and sell shares of the Fund are processed at the NAV next computed after the Fund receives and accepts your order. The Fund calculates NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund or an authorized institution (defined below) must receive your order in proper form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper Medallion signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of the Fund’s assets may change on days when you are unable to purchase or redeem shares.

The NAV of a class of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of shares outstanding of the class. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Buying or Selling Shares through a Financial Intermediary

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by the Fund after the time NAV is calculated for a particular day will receive the following day’s NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption orders for Fund shares (“authorized institutions”). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution’s designee, receives the order. Orders will be priced at the Fund’s NAV next computed after they are received by an authorized institution or an authorized institution’s designee. To determine whether your financial intermediary is an authorized institution or an authorized institution’s designee such that it may act as agent on behalf of the Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

Payment of Redemption Proceeds

Normally, the Fund will send your sale proceeds within one Business Day after it receives your redemption request. The Fund, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions with the Fund. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take up to 15 days from your date of purchase).

The Fund typically expects to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, the Fund may also meet redemption requests by drawing on a line of credit, using short-term borrowings from its custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.

Redemptions In-Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders, the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). It is highly unlikely that your shares would ever be redeemed in-kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

Involuntary Redemptions of Your Shares

If your account balance drops below $1,000 because of redemptions, you may be required to sell your shares. The Fund will provide you at least 30 days’ written notice to give you time to add to your account and avoid the involuntary redemption of your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the U.S. Securities and Exchange Commission (the “SEC”). More information about this is in the SAI.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

Sales Charges

Front-End Sales Charges – A Class Shares

The offering price of A Class Shares is the NAV next calculated after the Fund receives and accepts your request, plus the front-end sales load. Selling dealers are normally reallowed 100% of the sales charge by SEI Investments Distribution Co. (the “Distributor”). The amount of any front-end sales charge included in your offering price for A Class Shares varies, depending on the amount of your investment.

If Your Investment Is:	Your Sales Charge as a Percentage of Offering Price	Your Sales Charge as a Percentage of Your Net Investment
Less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	2.00%	2.04%
$250,000 but less than $500,000	1.50%	1.52%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over*	None	None

*	If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you may be subject to a 1.00% deferred sales charge if you redeem your shares within 12 months of purchase.

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. See “Reduced Sales Charges” below.

Waiver of Front-End Sales Charge – A Class Shares

The front-end sales charge will be waived on A Class Shares purchased:

•	through reinvestment of dividends and distributions;
•	through an asset allocation account advised by the Adviser or one of its affiliates;
•	by persons repurchasing shares they redeemed within the last 90 days (see “Repurchase of A Class Shares”);
•	by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 90 days of such redemption, provided that the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;
•	by employees, and members of their immediate family, of the Adviser and its affiliates;

•	by retirees of the Adviser and its affiliates;
•	by employees and retirees of the SEI Investments Global Funds Services (the “Administrator”) or the Distributor;
•	by Trustees and officers of the Trust;
•	by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs previously with the Adviser;
•	by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or
•	through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

Repurchase of A Class Shares

You may repurchase any amount of A Class Shares of the Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Class Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 90 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 90 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your A Class Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

Reduced Sales Charge – A Class Shares

In addition to the above described reductions in front-end sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, the Fund or its agent may request account statements if they are unable to verify your account information.

Rights of Accumulation

In calculating the appropriate sales charge rate, this right allows you to add the value of A Class Shares of all the Frost Funds you already own to the amount that you are currently purchasing. The value of your current purchases will be combined with the current value of A Class Shares of all other Frost Funds you purchased previously that are currently held for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. If your investment qualifies for a reduced sales load due to accumulation of purchases, you must notify DST Systems, Inc. (the “Transfer Agent”) at the time of purchase of the existence of other accounts and/or holdings eligible to be aggregated to reduce or eliminate the sales load. You may be required to provide records, such as account statements, regarding the Fund shares held by you or related accounts at a Frost Fund or at other financial intermediaries in order to verify your eligibility for a breakpoint discount. You will receive the reduced sales load only on the additional purchases and not retroactively on previous purchases. The Fund may amend or terminate this right of accumulation at any time.

Letter of Intent

You may purchase A Class Shares of one or more Frost Funds at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase A Class Shares of one or more Frost Funds over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of A Class Shares sold subject to a sales charge. As a result, A Class Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of A Class Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of A Class Shares at the end of the 13-month period, the Fund's Transfer Agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Combined Purchase/Quantity Discount Privilege

When calculating the appropriate sales charge rate, the Fund will combine purchases of A Class Shares (that are subject to a sales charge) of all Frost Funds made on the same day by you, your spouse and your minor children (under age 21). This combination also applies to A Class Shares you purchase with a Letter of Intent.

Purchasers Qualifying for Reductions in Front-End Sales Charges

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

Individuals

•	an individual, his or her spouse, or children residing in the same household;
•	any trust established exclusively for the benefit of an individual;

Trustees and Fiduciaries

•	a trustee or fiduciary purchasing for a single trust, estate or fiduciary account; and

Other Groups

•	any organized group of persons, whether or not incorporated, purchasing Fund shares, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced front-end sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding shares of the Fund held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of the Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

Contingent Deferred Sales Charges (“CDSC”) – A Class Shares

You will not pay a front-end sales charge if you purchase $1,000,000 or more of A Class Shares. However, you may pay a CDSC of 1.00% on any shares you sell within 12 months after your purchase. The CDSC will be based on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the Fund receives your redemption request. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of A Class Shares of one fund for A Class Shares of another fund in the Frost Funds complex.

General Information about Sales Charges

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions, including brokerage firms affiliated with the Adviser or the Distributor, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.

Payments to Financial Intermediaries

The Fund and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Fund and/or its shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or its respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information, please see “Payments to Financial Intermediaries” in the SAI.

Distribution Plan

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for A Class Shares that allows the Fund to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for A Class Shares of the Fund is 0.25%.

Shareholder Servicing Plan

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Fund's A Class Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services.

Other Payments by the Fund

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary, or (2) the number of Fund shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, distribution or shareholder services fees the Funds may pay to financial intermediaries pursuant to the Funds’ distribution plan or shareholder servicing plan.

Other Payments by the Adviser

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Fund. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with “shelf space,” placing its on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of the Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Other Policies

Excessive Trading Policies and Procedures

The Fund is intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund’s shares if the prices of the Fund’s foreign securities do not reflect their fair value. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Fund uses fair value pricing, see “Calculating Your Share Price.”

The Fund’s service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this Prospectus and approved by the Board. For purposes of applying these policies, the Fund’s service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include the following:

• Shareholders are restricted from making more than five “round trips,” including exchanges into or out of the Fund, per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase or exchange into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

• The Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. The Fund has entered into “information sharing agreements” with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Fund. If the Fund or its service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Fund, the Fund or its service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of their customers. Based upon a review of that information, if the Fund or its service providers determine that the trading activity of any customer may be detrimental to the Fund, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. If the Fund is not satisfied that the intermediary has taken appropriate action, the Fund may terminate the intermediary’s ability to transact in Fund shares. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

The Fund and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Fund. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Fund to identify or prevent all such trading by a financial intermediary’s customers. Please contact your financial intermediary for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, the Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund shares.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or “RPO,” as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the applicable Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. A completed designation form may be mailed to the Fund (if shares are held directly with the Fund) or to the shareholder's financial intermediary (if shares are not held directly with the Fund).

More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-877-71-FROST.

Dividends and Distributions

Normally, the Fund distributes its net investment income, if any, monthly and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

The Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. The following is a summary of the U.S. federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

The recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules only applicable to regulated investment companies (“RICs”), such as the Fund. The Tax Act, however, makes numerous other changes to the tax rules that may affect shareholders and the Fund. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Fund.

The Fund intends to qualify as a RIC as defined in Section 851 of the Internal Revenue Code of 1986, as amended. See the SAI for more information regarding the RIC qualification tests.

The Fund intends to distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions that are reported by the Fund as long-term capital gains and as qualified dividend income are generally taxable at the rates applicable to long-term capital gains and currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). Distributions from the Fund are not expected to qualify for the reduced tax rates on qualified dividend income.

The Fund is expected to make primarily ordinary income distributions. Once a year the Fund (or their administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should be avoided by taxable investors. Call 1-877-71-FROST to find out when the Fund expects to make a distribution to shareholders.

Each sale of shares of the Fund may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions or disallowed to the extent of the amount of exempt interest dividends received with respect to those shares.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association (“Ginnie Mae”) or Federal National Mortgage Association (“Fannie Mae”) securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

The Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review the cost basis information provided to them by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

To the extent that the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of the Fund consist of foreign securities, the Fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Because each shareholder's tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Fund.

More information about taxes is in the SAI.

Additional Information

The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This Prospectus and the SAI provide information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this Prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Financial Highlights

Because the Fund had not commenced operations during the fiscal year ended July 31, 2019, financial highlights are not available.

FROST FAMILY OF FUNDS

Investment Adviser

Frost Investment Advisors, LLC

111 West Houston Street

P.O. Box 2509

San Antonio, Texas 78299-2509

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

More information about the Fund is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI, dated October 21, 2019, as it may be amended from time to time, includes detailed information about the Fund and Frost Family of Funds. The SAI is on file with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Annual and Semi-Annual Reports: These reports contain information from the Adviser about investment strategies, recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund’s holdings and detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	1-877-71-FROST (1-877-713-7678)

By Mail:	Frost Funds
P.O. Box 219009
Kansas City, MO 64121-9009

By Internet:	www.frostbank.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about Frost Family of Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Frost Family of Funds' Investment Company Act registration number is 811-23410.

FIA-PS-014-0300